Balance Sheets Parentheticals - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parentheticals
Net of original issue discount, Notes Payable	$ 55,228	$ 79,886	$ 79,886
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	7,500,000	7,500,000	7,500,000
Common Stock, shares issued	4,570,199	3,133,789	3,119,537
Common Stock, shares outstanding	4,570,199	3,133,789	3,119,537